Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2011
NORTHERN GLOBAL SUSTAINABILITY INDEX FUND | NORTHERN GLOBAL SUSTAINABILITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
Transfer Agency Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	478
10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2009	rr_AnnualReturn2009	30.13%
Annual Return 2010	rr_AnnualReturn2010	10.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
1-Year	rr_AverageAnnualReturnYear01	10.43%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.11%)
NORTHERN GLOBAL SUSTAINABILITY INDEX FUND | NORTHERN GLOBAL SUSTAINABILITY INDEX FUND | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	10.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.41%)
NORTHERN GLOBAL SUSTAINABILITY INDEX FUND | NORTHERN GLOBAL SUSTAINABILITY INDEX FUND | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.89%)
NORTHERN GLOBAL SUSTAINABILITY INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL SUSTAINABILITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results approximating the overall performance of the securities included in the MSCI World ESG Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.77%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in equity securities included in the MSCI World ESG Index, in weightings that approximate the relative composition of the securities contained in the MSCI World ESG Index.

The MSCI World ESG Index (formerly known as the FTSE KLD Global Sustainability Index) is a free float-adjusted, market capitalization weighted index comprised of large-and mid-cap developed market companies in Asia-Pacific, Europe & the Middle East, Canada and the United States. The Index holds a broad, diversified set of global companies, selected based on regional sector rankings of environmental, social and governance performance. As of June 30, 2011, the MSCI World ESG Index consisted of issuers from the following 26 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As of June 30, 2011, the market capitalization of the companies in the MSCI World ESG Index was between $979.3 million and $209.2 billion.

The MSCI World ESG Index includes the highest-ranked companies in each regional sector based on environmental, social and governance screening and research criteria applied by the index provider. Rankings are based on qualitative and quantitative analysis. The MSCI World ESG Index has no automatic industry exclusions.

For companies involved in alcohol, gambling, firearms, nuclear power, tobacco and weapons manufacturing, the index provider conducts case-by-case evaluations to determine MSCI World ESG Index inclusion/exclusion eligibility. The index provider analyzes companies involved in alcohol and gambling to determine how and to what extent their commercial activities contribute to social problems caused by gambling and alcohol abuse. The index provider analyzes companies involved in nuclear power generation to determine how and to what extent their commercial activities promulgate risks associated with nuclear power production, plant safety, security and waste disposal. The index provider evaluates tobacco manufacturers in the context of the social problems associated with tobacco including addiction, second-hand smoke and the negative external costs tied to tobacco-related illness. It weighs heavily the large negative impact on society of tobacco products when evaluating a tobacco manufacturer's overall sustainability performance. The index provider evaluates military weapons contractors and firearms companies in terms of the types of weapons they produce or for which they supply components. The index provider also considers their role in the global arms trade, contribution to global weapons proliferation and lobbying and contracting practices.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI World ESG Index using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI World ESG Index. The Fund will have fees and transaction expenses while the MSCI World ESG Index has none. Therefore, the Fund's returns may be below those of the MSCI World ESG Index.

The proportions of the Fund's assets allocated to each country will approximate and vary with the relative country weights and countries included in the MSCI World ESG Index. As of June 30, 2011, the MSCI World ESG Index consisted primarily of issuers located in developed countries, concentrated in the following geographic areas: North America, Asia and Europe. As of the same date, approximately 47.8% of the market capitalization of the MSCI World ESG Index consisted of issuers located in the United States.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the MSCI World ESG Index within a 0.95 correlation coefficient.

Morgan Stanley Capital International, Inc. ("MSCI") does not endorse any of the securities in the MSCI World ESG Index. It is not a sponsor of the Global Sustainability Index Fund and is not affiliated with the Fund in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline. To the extent that the Fund's assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

TRACKING RISK is the risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

SOCIALLY RESPONSIBLE INVESTMENT RISK is the risk that the socially responsible investment policies of the MSCI World ESG Index may restrict the investments available to the Fund. This could cause the Fund to underperform similar funds that do not have a social responsibility objective.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund's Web site at www.northernfunds.com or by calling 800-595-9111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

* Year to date total return for the six months ended June 30, 2011 is 4.77%. For the period shown in the bar chart above, the highest quarterly return was 21.53% in the second quarter of 2009, and the lowest quarterly return was (13.00)% in the first quarter of 2009.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NORTHERN GLOBAL SUSTAINABILITY INDEX FUND | MSCI World ESG Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.22%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.15%)	[3]

[1]	within 30 days of purchase
[2]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund. Reimbursed amounts are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees." The contractual reimbursement arrangement is expected to continue until at least July 31, 2012. After this date, NTI or the Fund may terminate the contractual arrangement. The Fund's Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.
[3]	Effective September 1, 2010, FTSE KLD Indices have been transitioned to a newly created family of MSCI ESG Indices. The FTSE KLD Global Sustainability Index is now the MSCI World ESG Index.